Cash and Cash Equivalents - Cash and Cash equivalents (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and Cash Equivalents
Cash and bank accounts	$ 5,094,610	$ 1,758,262
Short-term investments	23,963,483	25,694,003
Total cash and cash equivalents	$ 29,058,093	$ 27,452,265	$ 32,068,291	$ 38,734,949